Jun. 30, 2025
Putnam Retirement Advantage Maturity Fund
Fees and Expenses.

The following tables describe the fees and expenses you may pay if you buy and hold shares of the funds, the annual operating expenses for each fund, and the pro forma expenses of Putnam Retirement Advantage Maturity Fund, assuming consummation of the merger and based on pro forma combined assets as of February 28, 2025. Please see “Information about the Merger – Trustees’ Considerations Relating to the Merger” for information about the expenses of the merger. The shareholder fees (fees paid directly from your investment) are the same for all classes of each fund except for Class A shares and will not change as a result of the merger, except for Class A shares. Annual fund operating expenses (expenses that are deducted from fund assets) are described in the table below.

Shareholder Fees (fees paid directly from your investment) Putnam Retirement Advantage Maturity Fund
Shareholder Fees - Putnam Retirement Advantage Maturity Fund	Class A Maturity		Class C Maturity		Class R Maturity	Class R3 Maturity	Class R4 Maturity	Class R5 Maturity	Class R6 Maturity	Class Y Maturity
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.00%		none		none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]	1.00%	[2]	none	none	none	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is eliminated after one year.

Annual Fund Operating Expenses (expenses that are deducted from fund assets) Putnam Retirement Advantage Maturity Fund
December 31, 2027
Annual Fund Operating Expenses - Putnam Retirement Advantage Maturity Fund		Class A Maturity	Class C Maturity	Class R Maturity	Class R3 Maturity	Class R4 Maturity	Class R5 Maturity	Class R6 Maturity	Class Y Maturity
Management Fees (as a percentage of Assets)		0.36%	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.50%	0.25%	none	none	none	none
Other Expenses (as a percentage of Assets):		0.67%	0.67%	0.82%	0.82%	0.82%	0.67%	0.57%	0.67%
Acquired Fund Fees and Expenses		0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%
Expenses (as a percentage of Assets)		1.66%	2.41%	2.06%	1.81%	1.56%	1.41%	1.31%	1.41%
Fee Waiver or Reimbursement	[1]	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%
Net Expenses (as a percentage of Assets)		0.80%	1.55%	1.20%	0.95%	0.70%	0.55%	0.45%	0.55%
[1]	Reflects the Investment Manager’s contractual obligation to limit certain fund expenses and acquired fund fees through December 31, 2027. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Examples

The following hypothetical examples are intended to help you compare the cost of investing in either fund with the cost of investing in other funds. It assumes that you invest $10,000 in a fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that each fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Expense Example - Putnam Retirement Advantage Maturity Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A Maturity	478	645	1,017	2,063
Class C Maturity	258	490	1,037	2,343	158	490	1,037	2,343
Class R Maturity	122	381	856	2,170
Class R3 Maturity	97	303	724	1,900
Class R4 Maturity	72	225	591	1,623
Class R5 Maturity	56	176	509	1,452
Class R6 Maturity	46	144	454	1,336
Class Y Maturity	56	176	509	1,452

Annual total returns for class A shares before sales charges
Best calendar quarter
Dec. 31, 2023
7.88%
Worst calendar quarter
Jun. 30, 2022
(8.29%)

Average Annual Total Returns (for periods ended 12/31/24)
Average Annual Total Returns - Putnam Retirement Advantage Maturity Fund		1 Year	5 Years	Since Inception
Class A Maturity	[1]	4.49%	2.84%	2.84%
Class A Maturity | After Taxes on Distributions	[1]	2.83%	1.80%	1.80%
Class A Maturity | After Taxes on Distributions and Sales	[1]	2.74%	1.78%	1.78%
Class C Maturity	[1]	6.97%	2.91%	2.91%
Class R Maturity	[1]	8.41%	3.26%	3.26%
Class R3 Maturity	[1]	8.64%	3.51%	3.51%
Class R4 Maturity	[1]	8.92%	3.75%	3.75%
Class R5 Maturity	[1]	9.05%	3.91%	3.91%
Class R6 Maturity		9.15%	4.03%	4.03%
Class Y Maturity	[1]	9.05%	3.91%	3.91%
Bloomberg U.S. Aggregate Index (no deduction for fees, expenses or taxes)		1.25%	(0.33%)	(0.33%)
Russell 3000 Index (no deduction for fees, expenses or taxes)		23.81%	13.86%	13.86%
S&P Target Date To Retirement Income Index		6.00%	3.68%	3.68%
[1]	Performance for classes A, C, R, R3, R4, R5 and Y shares prior to their inception (9/1/20) is derived from the historical performance of class R6 shares, adjusted for the higher operating expenses and, for Class A and C shares, higher sales charges (in the case of after sales-charge returns) applicable to such classes.